Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Game Application And Technology Development [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	6 months
Game Application And Technology Development [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	1 year 6 months
Website Content [Member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Sponsorshi Relationships [Member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Application And Technology Development [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	2 months 30 days
Application And Technology Development [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Digital Content [Member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Talent Content [Member]
IfrsStatementLineItems [Line Items]
Useful life	3 years
Subscriber Relationships [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Subscriber Relationships [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years
Multi Channel Network License [Member]
IfrsStatementLineItems [Line Items]
Useful life	10 years
Player Content [Member]
IfrsStatementLineItems [Line Items]
Description of useful life, intangible assets other than goodwill	Over the term of the contract including renewal options
Domain [Member]
IfrsStatementLineItems [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite life
Domain Name [Member]
IfrsStatementLineItems [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite life
Talent Management Brand [Member]
IfrsStatementLineItems [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite life
Owned And Operated Content Brand [Member]
IfrsStatementLineItems [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite life